Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Surplus [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Treasury Stock [Member]	Total
Beginning balance at Dec. 31, 2015	$ 4,798	$ 18,352	$ 39,015	$ (2,203)		$ 59,962
Beginning balance, shares at Dec. 31, 2015	4,798,086
Net income			5,156			5,156
Other comprehensive income (loss)				(1,006)		(1,006)
Cash dividends			(4,226)			(4,226)
Stock-based compensation activity		67				67
Purchase of treasury stock, at cost					$ (927)	$ (927)
Purchase of treasury stock, shares					(49,370)
Stock issued for stock option and stock plans, shares						3,764
Common stock issued to LCB stockholders	$ 7	57				$ 64
Common stock issued to LCB stockholders, shares	6,914
Ending balance at Dec. 31, 2016	$ 4,805	18,476	39,945	(3,209)	$ (927)	59,090
Ending balance, shares at Dec. 31, 2016	4,755,630
Net income			4,537			4,537
Other comprehensive income (loss)				(237)		(237)
Reclassification due to tax reform			588	(588)
Cash dividends			(4,194)			(4,194)
Stock-based compensation activity		71				71
Purchase of treasury stock, at cost					$ (86)	(86)
Purchase of treasury stock, shares					(4,289)
Treasury stock issued for stock plans		(10)			$ 182	172
Treasury stock issued for stock plans, shares	9,704
Stock issued for stock option and stock plans	$ 6	28				$ 34
Stock issued for stock option and stock plans, shares	6,611					1,961
Ending balance at Dec. 31, 2017	$ 4,811	18,565	40,876	(4,034)	(831)	$ 59,387
Ending balance, shares at Dec. 31, 2017	4,767,656					4,767,656
Net income			5,904			$ 5,904
Other comprehensive income (loss)				(109)		(109)
Reclassification for ASU 2016-01			156	(156)
Cash dividends			(4,411)			(4,411)
Stock-based compensation activity		82				82
Purchase of treasury stock, at cost					$ (70)	(70)
Purchase of treasury stock, shares					(3,416)
Treasury stock issued for stock plans		(8)			$ 98	90
Treasury stock issued for stock plans, shares					5,170
Stock issued for stock option and stock plans	$ 8	34				$ 42
Stock issued for stock option and stock plans, shares	7,354					2,134
Common stock issued to LCB stockholders	$ 315	6,148				$ 6,463
Common stock issued to LCB stockholders, shares	315,284
Ending balance at Dec. 31, 2018	$ 5,134	$ 24,821	$ 42,525	$ (4,299)	$ (803)	$ 67,378
Ending balance, shares at Dec. 31, 2018	5,092,048					5,092,048